SHARE BASED COMPENSATION - RSU activity (Details) - Restricted share units - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
SHARE BASED COMPENSATION
Beginning Balance	15,117
RSUs granted	166,608	138,958
Exercised		(123,841)
Ending balance	181,725	15,117